Investments at equity method (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Summary of Ownership Percentages and Carrying Value of Investments Accounted for Using the Equity Method
The Group’s ownership percentages and the carrying value of investments accounted for using the equity method were as follows:

(€ thousands, except percentages)	Tom Ford International LLC	Pelletteria Tizeta S.r.l.	Filati Biagioli Modesto S.p.A.	Achill Station Pty Ltd	Total investments accounted for using the equity method
Group’s percentage interest at December 31, 2022	15%	50%	40%	—
Group’s percentage interest at December 31, 2021	15%	50%	40%	—

At January 1, 2021	18,000	2,888	—	472	21,360
Additions	—	—	313	—	313
Disposition	—	—	—	(472)	(472)
Net income	1,893	528	373	—	2,794
Translation differences	(1,548)	—	—	—	(1,548)
At December 31, 2021	18,345	3,416	686	—	22,447
Disposal	—	—	(2)	—	(2)
Net income	76	1,292	831	—	2,199
Translation differences	(1,996)	—	—	—	(1,996)
At December 31, 2022	16,425	4,708	1,515	—	22,648

Disclosure Of Summary Financial Information Of Associates And Joint Ventures
Certain financial information of companies accounted for using the equity method is provided below at and for the year ended December 31, 2022, as required by IFRS 12—Disclosure of Interest in Other Entities (“IFRS 12”).

(€ thousands)	Pelletteria Tizeta S.r.l.	Tom Ford International LLC	Filati Biagioli Modesto S.p.A.
Total assets	33,267	355,183	45,544
Total liabilities	9,415	492,184	41,729
Total equity	23,852	(137,001)	3,815
Net revenues	44,436	311,720	49,496
Net income/(loss)	2,330	509	1,837